Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Stock Options

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the nine months ended September 30, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	19,700,000	$0.18	3.87	$2,995,640
Granted	2,350,000	0.36	4.53	-
Forfeited or expired	(2,000,000)	0.39	4.48	-
Exercised	-	-	-	-
Outstanding at September 30, 2020	20,050,000	$0.20	3.88	$-

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the nine months ended September 30, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	-	$-	-	$-
Granted	19,000,000	0.17	4.86	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2019	19,000,000	$0.17	4.86	$-

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the year ended December 31, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	-	$-	-	-
Granted	19,700,000	0.18	4.62	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2019	19,700,000	$0.18	4.62	2,995,640

Summary of Non-Vested Stock Options

The following is a summary of the Company’s non-vested stock options as of September 30, 2020, and changes during the nine months ended September 30, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2019	18,200,000	$0.18	4.30
Granted	2,350,000	0.36	4.53
Vested	(4,700,000)	0.17	2.74
Forfeited or expired	(2,000,000)	0.39	4.48
Non-vested at September 30, 2020	13,850,000	$0.17	2.74

The following is a summary of the Company’s non-vested stock options as of September 30, 2019, and changes during the nine months ended September 30, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2018	-	$-	-
Granted	19,000,000	0.17	4.86
Vested	(1,500,000)	0.20	3.45
Forfeited or expired	-	-	-
Non-vested at September 30, 2019	17,500,000	$0.22	3.78

The following is a summary of the Company’s non-vested stock options as of December 31, 2019, and changes during the year ended December 31, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2018	-	$-	-
Granted	19,700,000	0.18	4.62
Vested	(1,500,000)	0.20	4.21
Forfeited or expired	-	-	-
Non-vested at December 31, 2019	18,200,000	$0.18	4.30

Schedule of Assumption of Black-Scholes Option Pricing Model

. The following assumptions were used in the Black-Scholes option-pricing model:

	Nine Months Ended September 30, 2020	Nine Months Ended September 30, 2019
Exercise price	$0.17 - 0.39	$0.20
Expected term	3.25 - 3.75 years	3.25 - 3.50 years
Risk-free interest rate	0.38%	1.35 - 2.43%
Estimated volatility	300.069%	492.64 - 520.24%
Expected dividend	-	-
Option price at valuation date	$0.12 - 0.31	$0.19

The following assumptions were used in the Black-Scholes option-pricing model:

Year Ended December 31, 2019
Exercise price	$0.17 - $0.27
Expected term	3.25 to 3.75 years
Risk-free interest rate	1.35% - 2.43%
Estimated volatility	484.51% - 533.64%
Expected dividend	-
Option price at valuation date	$0.16 - $0.27